Summary of Significant Accounting Policies (Details) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 31, 2021 USD ($) $ / shares shares	Jul. 31, 2020 USD ($)	Jul. 31, 2021 USD ($) Segment $ / shares shares	Jul. 31, 2020 USD ($)	Jan. 31, 2021 USD ($) Segment $ / shares	Jan. 31, 2020 USD ($) $ / shares	Jan. 31, 2019 USD ($)	Feb. 01, 2019 USD ($)
Summary of Significant Accounting Policies (Details) [Line Items]
Number of operating segments | Segment			1		1
Number of securities called by each warrant or right | shares	1		1
Revenue expected to be recognised from remaining performance obligations	$ 118,200		$ 118,200		$ 101,800
Percentage of revenue expected to be recognised from remaining performance obligations Over next twelve months	42.00%		42.00%		43.00%
Total deferred revenue	$ 105,800		$ 105,800		$ 89,800	$ 72,700
Deferred revenue recognised	$ 7,700	$ 4,600	$ 22,900	$ 21,000	$ 39,400	$ 25,500	$ 16,000
Common stock, par value (in Dollars per share) | $ / shares	$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001
Customer contract payment terms					Contracts for services typically range from annual to multi-year agreements with typical payment terms of 30 to 90 days.
Restricted cash					$ 400	$ 400	460
Carrying value of goodwill	$ 1,215		$ 1,215		1,215	1,215
Warranty expense					3,400	2,800	2,000
Operating lease right-of-use assets	20,834		20,834		21,817	10,269		$ 11,300
Operating lease liabilities	$ 24,712		$ 24,712			12,209		$ 12,500
Deferred rent						1,600
Prepaid rent						400
Letter of Credit [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Restricted cash					$ 400	$ 400	$ 500
Customer One [Member] | Accounts Receivable [Member] | Series of Individually Immaterial Business Acquisitions [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk percentage			9.00%	16.00%	16.00%	10.00%
Customer Two [Member] | Sales Revenue Net [Member] | Series of Individually Immaterial Business Acquisitions [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk percentage			10.00%	10.00%	10.00%	10.00%	10.00%
Public Warrants [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Class of warrant or right exercised during period shares | shares	10,226,081		10,226,081
Class of warrant or right redemed during period shares | shares			244,481
Private Placement Warrants [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Class of warrant or right issued during period shares | shares	1,000,000		1,000,000
Class of warrant or right exercised during period shares | shares	4,347,712		4,347,712
Initial public offering [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Common stock, par value (in Dollars per share) | $ / shares	$ 0.0001		$ 0.0001
Initial public offering [Member] | Public Warrants [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Class of warrant or right issued during period shares | shares	10,470,562		10,470,562
Initial public offering [Member] | Private Placement Warrants [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Class of warrant or right issued during period shares | shares	6,521,568		6,521,568
Class A common stock
Summary of Significant Accounting Policies (Details) [Line Items]
Number of securities called by each warrant or right, per share (in Dollars per share) | $ / shares	$ 11.50		$ 11.50